Derivative Instruments and Hedging Activities - Summary of Pre-tax (Gains) Losses From Derivatives Not Designated in as Hedging Instruments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Revenues [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax		$ (17,258)	$ (16,544)	$ (15,846)
Net Revenues [Member] | Not Designated as Hedging Instrument, Trading [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	[1]	0	0	0
Net Revenues [Member] | Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	[2]	65	(34)	2
Financial expenses [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax		934	981	1,057
Financial expenses [Member] | Not Designated as Hedging Instrument, Trading [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	[1]	(24)	(109)	(54)
Financial expenses [Member] | Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	[2]	$ 0	$ 0	$ 0

[1]	Teva uses foreign exchange contracts (mainly option and forward contracts) to hedge balance sheet items from currency exposure. These foreign exchange contracts are not designated as hedging instruments for accounting purposes. In connection with these foreign exchange contracts, Teva recognizes gains or losses that offset the revaluation of the balance sheet items also recorded under financial expenses, net.
[2]	Teva entered into option and forward contracts designed to limit the exposure of foreign exchange fluctuations on projected revenues and expenses recorded in euro, Swiss franc, British pound, Russian ruble, Canadian dollar, Polish złoty, new Israeli shekel, Indian rupee and some other currencies to protect its projected operating results for 2025 and 2026. These derivative instruments do not meet the criteria for hedge accounting, however, they are accounted for as an economic hedge. These derivative instruments, which may include hedging transactions of future projected revenues and expenses, are recognized on the balance sheet at their fair value on a quarterly basis, while the foreign exchange impact on the underlying revenues and expenses may occur in subsequent quarters.. Changes in the fair value of the derivative instruments are recognized in the same line item in the statements of income as the underlying exposure being hedged. Cash flows associated with these derivatives are reflected as cash flows from operating activities in the consolidated statements of cash flows.